Joint Venture Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
Summarized below is aggregated financial information for the Company’s joint ventures, Pelikan-Artline Pty Ltd and Neschen GBC Graphics Films, LLC ("Neschen"), which are accounted for under the equity method. Accordingly, we record our proportionate share of earnings or losses on the line entitled “Equity in earnings of joint ventures” in the Consolidated Statements of Operations. Our share of the net assets of the joint ventures are included within “Other assets” in the Condensed Consolidated Balance Sheets.

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Net sales	$161.9	$165.6	$151.8
Gross profit	95.6	94.6	85.8
Operating income	24.7	24.3	23.0
Net income	17.4	16.9	16.3

	December 31,
(in millions of dollars)	2012	2011
Current assets	$80.7	$94.3
Non-current assets	36.9	37.1
Current liabilities	34.2	40.0
Non-current liabilities	12.8	16.7